Supplemental Cash Flow Information Items - Changes in Non-cash Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Trade and other receivables	$ 1,176	$ (3,930)	$ (1,196)
Other current assets	(4,708)	(414)	(725)
Accounts payable and accrued liabilities	11,097	6,010	2,314
Change in non-cash working capital items	$ 7,565	$ 1,666	$ 393